Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement
Revenue	$ 1,237,439	$ 1,472,366
Cost of sales
Mine operating costs	741,342	765,959
Depreciation and amortization	344,555	332,667
Cost of sales	1,085,897	1,098,626
Gross profit	151,542	373,740
Selling and administrative expenses	36,170	27,243
Exploration and evaluation expenses	30,774	28,570
Other operating expenses	51,116	19,071
Impairment loss	322,249
Results from operating activities	(288,767)	298,856
Finance income	(8,527)	(8,450)
Finance expenses	162,888	152,000
Other finance loss (gains)	9,635	(15,531)
Net finance expense	163,996	128,019
(Loss) profit before tax	(452,763)	170,837
Tax (recovery) expense	(108,953)	85,421
(Loss) profit for the year	$ (343,810)	$ 85,416
(Loss) earnings per share
Basic and diluted (in dollars per share)	$ (1.32)	$ 0.33
Weighted average number of common shares outstanding:
Basic and diluted (in shares)	261,272,151	261,271,621